Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

A summary of property, plant and equipment as at December 31, 2021 and December 31, 2020 is as follows:

	Land and buildings	Plant and machinery	Construction in progress	Total
Cost
At January 1, 2020	32,685	49,911	22,749	105,345
Additions	294	1,915	142,203	144,412
Disposals	—	(477)	(1,051)	(1,528)
Reclassifications	3,395	2,218	(5,613)	—
Exchange differences	2,620	4,195	5,699	12,514
At December 31, 2020	38,994	57,762	163,987	260,743
Additions	23,590	69,341	211,949	304,880
Disposals	—	(21)	—	(21)
Reclassifications	57,744	76,591	(134,820)	(485)
Exchange differences	(2,905)	(4,668)	(6,731)	(14,304)
At December 31, 2021	117,423	199,005	234,385	550,813
Accumulated depreciation and impairment
At January 1, 2020	(3,862)	(10,983)	—	(14,845)
Depreciation charge	(1,305)	(5,032)	—	(6,337)
Disposals	—	352	—	352
Reclassifications	10	(10)	—	—
Exchange differences	(613)	(1,675)	—	(2,288)
At December 31, 2020	(5,770)	(17,348)	—	(23,118)
Depreciation charge	(2,687)	(13,163)	—	(15,850)
Disposals	—	3	—	3
Impairment	—	(833)	(3,494)	(4,327)
Reclassifications	—	—	—	—
Exchange differences	567	1,560	—	2,127
At December 31, 2021	(7,890)	(29,781)	(3,494)	(41,165)
Cost, net accumulated depreciation and impairment
At December 31, 2020	33,224	40,414	163,987	237,625
At December 31, 2021	109,533	169,224	230,891	509,648